SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Segment Reporting Information [Line Items]
Segments revenues	$ 20,041	$ 16,214	$ 39,072	$ 31,040	$ 64,353
Segments operating profit	2,834	1,645	5,090	3,227	6,248
Depreciation and amortization	601	877	1,451	1,775	3,258
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segments revenues	20,041	16,214	39,072	31,040	64,353
Segments operating profit	2,834	1,645	5,090	3,227	6,248
Segments tangible and intangible assets	48,450	36,220	48,450	36,220	45,899
Depreciation and amortization	601	613	1,451	1,130	2,616
Expenditures for assets	344	507	1,112	1,129	2,399
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Segments revenues	6,383	5,591	12,535	11,193	22,707
Segments operating profit	699	166	1,150	772	1,660
Segments tangible and intangible assets	8,943	8,431	8,943	8,431	8,359
Depreciation and amortization	34	83	67	166	321
Expenditures for assets	44	31	102	51	135
Operating Segments [Member] | MRM Segment [Member]
Segment Reporting Information [Line Items]
Segments revenues	15,576	12,248	30,502	23,685	49,620
Segments operating profit	1,798	1,438	3,471	2,351	4,708
Segments tangible and intangible assets	37,403	25,627	37,403	25,627	35,392
Depreciation and amortization	567	530	1,384	964	2,295
Expenditures for assets	300	476	1,010	1,078	2,264
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Segments revenues	(1,918)	(1,625)	(3,965)	(3,838)	(7,974)
Segments operating profit	337	41	469	104	(120)
Segments tangible and intangible assets	2,104	2,162	2,104	2,162	2,148
Depreciation and amortization	0	0	0	0	0
Expenditures for assets	$ 0	$ 0	$ 0	$ 0	$ 0